Note 22 - Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2016	2015	2014

Numerator
Net Income Available to Common Stockholders	$7,179,900	$5,997,687	$4,843,021

Denominator
Weighted Average Number of Common Shares Outstanding for Basic Earnings Per Common Share	8,439,258	8,439,258	8,439,258
Dilutive Effect of Potential Common Stock
Stock Warrants	74,037	19,203	-
Weighted-Average Number of Shares Outstanding for Diluted Earnings Per Common Share	8,513,295	8,458,461	8,439,258

Earnings Per Share - Basic	$0.85	$0.71	$0.57

Earnings Per Share - Diluted	$0.84	$0.71	$0.57